Leases - Lessor: Net Investment in Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Schedule Of Net Investment In Direct Financing And Sales Type Lease [Abstract]
Lease receivables	¥ 1,049,409
Unguaranteed residual value	27,868
Initial direct costs	3,687
Total	¥ 1,080,964	¥ 0